Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net CVA/DVA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (14)	kr (17)
The period's change in fair value originating from credit risk (+ income/ - loss)	3	(5)
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(132)	(108)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr (24)	kr 18